UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Global Leaders Growth Fund

Annual Report
10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	5.74	1.60	2.99	—	5.74	8.23	34.32	—

Class B	5.44	1.50	—	1.92	5.44	7.71	—	19.69

Class C	9.47	1.88	—	1.81	9.47	9.75	—	18.42

Class I2	11.75	3.11	—	3.01	11.75	16.54	—	32.39

Class R6[2,3]	11.75	3.06	3.95	—	11.75	16.24	47.33	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-29-12 for Class A, Class B, Class C and Class I shares and 2-28-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Net (%)	1.34	2.09	2.09	0.92	0.90
Gross (%)	1.30	2.05	2.05	0.85	0.85

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses may increase and results may have been less favorable.

6	U.S. Global Leaders Growth Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	5-20-02	$11,969	$11,969	$13,833	$14,331

Class C4	5-20-02	11,842	11,842	13,833	14,331

Class I2	5-20-02	13,239	13,239	13,833	14,331

Class R6[2,3]	10-31-01	14,733	14,733	14,369	14,183

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 5-20-02.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The inception date of Class R6 is 9-1-11; returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

4 No contingent deferred sales charge is applicable.

Annual report | U.S. Global Leaders Growth Fund	7

Management’s discussion of
Fund performance

By Sustainable Growth Advisers, LP

The U.S. stock market’s positive performance for the 12 months ended October 31, 2011 masked considerable volatility. Stocks rallied steadily throughout the first half of the period thanks to gradually improving economic conditions and continued strength in corporate profits. However, the latter half of the period brought a reversal in the equity market as investors reacted strongly to a worsening sovereign debt crisis in Europe and a slowdown in economic activity. After a sharp decline in stock prices from May through September, erasing the market’s earlier gains, stocks finished the period on a high note, rebounding in October amid positive news on the domestic economy and hopeful news out of Europe.

For the year ended October 31, 2011, John Hancock U.S. Global Leaders Growth Fund’s Class A shares posted a total return of 11.28% at net asset value. By comparison, the S&P 500 Index returned 8.09%, the Russell 1000 Growth Index returned 9.92%, and the average large-cap growth fund returned 6.33%, according to Morningstar, Inc. The Fund’s best individual contributors came from the industrials and health care sectors. In the industrials sector, the top contributor was industrial parts distributor Fastenal Co., which we sold in mid-2011, while medical technology firm Cerner Corp. was the leading contributor in the health care sector. Other strong contributors included energy equipment and services provider National Oilwell Varco, Inc. and coffee retailer Starbucks Corp. On the downside, the biggest individual detractors were office supplies retailer Staples, Inc., network equipment maker Juniper Networks, Inc. and generic drug maker Teva Pharmaceuticals Industries, Ltd. Staples remains in the portfolio, but we sold Teva and Juniper. Periods of extreme market volatility can provide opportunities to find quality growth companies trading at attractive valuations. During the 12-month period, we eliminated 10 holdings from the portfolio and replaced those stocks with nine others that we believe offer better growth prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. The Fund is non-diversified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

8	U.S. Global Leaders Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[1]

Class A	$1,000.00	$957.30	$6.22

Class B	1,000.00	953.80	9.90

Class C	1,000.00	953.80	9.90

Class I	1,000.00	959.60	4.20

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 10-31-11	period ended 10-31-11[2]

Class R6	$1,000.00	$1,040.60	$1.45

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Global Leaders Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[3]

Class A	$1,000.00	$1,018.90	$6.41

Class B	1,000.00	1,015.10	10.21

Class C	1,000.00	1,015.10	10.21

Class I	1,000.00	1,020.90	4.33

Class R6	1,000.00	1,020.90	4.33

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 2.01%, 2.01% and 0.85% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.85% for Class R6 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	U.S. Global Leaders Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (41.8% of Net Assets on 10-31-11)[1,2]

Yum! Brands, Inc.	4.8%	Red Hat, Inc.	4.0%

Apple, Inc.	4.4%	Automatic Data Processing, Inc.	4.0%

National Oilwell Varco, Inc.	4.3%	Colgate-Palmolive Company	4.0%

eBay, Inc.	4.2%	State Street Corp.	4.0%

Schlumberger, Ltd.	4.1%	The Coca-Cola Company	4.0%

Sector Composition[1,3]

Information Technology	27%	Energy	8%

Consumer Staples	18%	Materials	7%

Health Care	17%	Financials	4%

Consumer Discretionary	15%	Short-Term Investments & Other	4%

1 As a percentage of net assets on 10-31-11.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | U.S. Global Leaders Growth Fund	11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 91.85%		$387,679,426

(Cost $278,860,509)

Consumer Discretionary 14.86%		62,712,256

Hotels, Restaurants & Leisure 10.74%

Starbucks Corp. (L)	305,960	12,954,346

Starwood Hotels & Resorts Worldwide, Inc.	245,020	12,277,952

Yum! Brands, Inc.	374,920	20,084,464

Internet & Catalog Retail 3.11%

Amazon.com, Inc. (I)	61,580	13,147,946

Specialty Retail 1.01%

Staples, Inc.	283,927	4,247,548

Consumer Staples 13.85%		58,470,834

Beverages 6.69%

PepsiCo, Inc.	181,470	11,423,537

The Coca-Cola Company	246,400	16,834,048

Food Products 3.13%

Danone SA, ADR (L)	954,620	13,211,941

Household Products 4.03%

Colgate-Palmolive Company	188,130	17,001,308

Energy 8.42%		35,541,337

Energy Equipment & Services 8.42%

National Oilwell Varco, Inc.	254,980	18,187,723

Schlumberger, Ltd.	236,200	17,353,614

Financials 4.02%		16,946,432

Capital Markets 4.02%

State Street Corp.	419,570	16,946,432

Health Care 16.95%		71,559,866

Health Care Equipment & Supplies 6.60%

DENTSPLY International, Inc. (L)	227,480	8,407,661

Intuitive Surgical, Inc. (I)	25,740	11,167,556

Stryker Corp.	173,090	8,292,742

Health Care Technology 3.42%

Cerner Corp. (I)(L)	227,680	14,441,742

Pharmaceuticals 6.93%

Mylan, Inc. (I)	839,570	16,430,385

Novo Nordisk A/S, ADR (L)	120,600	12,819,780

12	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

		Shares	Value
Information Technology 26.47%			$111,707,631

Computers & Peripherals 4.37%

Apple, Inc. (I)		45,570	18,445,825

Internet Software & Services 10.02%

eBay, Inc. (I)		563,120	17,924,110

Google, Inc., Class A (I)		27,280	16,167,219

VistaPrint NV (I)(L)		234,570	8,191,184

IT Services 7.02%

Automatic Data Processing, Inc.		325,490	17,032,892

Visa, Inc., Class A		135,100	12,599,426

Software 5.06%

Red Hat, Inc. (I)(L)		344,200	17,089,530

Salesforce.com, Inc. (I)(L)		31,970	4,257,445

Materials 7.28%			30,741,070

Chemicals 7.28%

Ecolab, Inc. (L)		288,970	15,558,145

Monsanto Company		208,700	15,182,925

Preferred Securities 3.92%			$16,556,183

(Cost $15,488,793)

Consumer Staples 3.92%			16,556,183

Beverages 3.92%

Companhia de Bebidas das Americas, ADR (L)		490,990	16,556,183

	Yield (%)	Shares	Value
Securities Lending Collateral 11.78%			$49,707,870

(Cost $49,697,371)

John Hancock Collateral Investment Trust (W)	0.2824 (Y)	4,967,608	49,707,870

Total investments (Cost $344,046,673)† 107.55%			$453,943,479

Other assets and liabilities, net (7.55%)			($31,860,468)

Total net assets 100.00%			$422,083,011

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $350,382,623. Net unrealized appreciation aggregated $103,560,856, of which $106,318,491 related to appreciated investment securities and $2,757,635 related to depreciated investment securities.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $294,349,302) including
$47,428,894 of securities loaned (Note 2)	$404,235,609
Investments in affiliated issuers, at value (Cost $49,697,371) (Note 2)	49,707,870

Total investments, at value (Cost $344,046,673)	453,943,479
Cash	13,502,562
Receivable for investments sold	12,526,724
Receivable for fund shares sold	2,921,709
Dividends and interest receivable	433,626
Receivable for securities lending income	13,957
Other receivables and prepaid expenses	78,973

Total assets	483,421,030

Liabilities

Payable for investments purchased	10,365,064
Payable for fund shares repurchased	712,268
Payable upon return of securities loaned (Note 2)	49,676,374
Payable to affiliates
Accounting and legal services fees	4,668
Transfer agent fees	64,607
Distribution and service fees	125,923
Trustees’ fees	55,549
Management fees	246,522
Other liabilities and accrued expenses	87,044

Total liabilities	61,338,019

Net assets

Paid-in capital	$304,615,720
Accumulated net investment loss	(37,586)
Accumulated net realized gain on investments	7,608,071
Net unrealized appreciation (depreciation) on investments	109,896,806

Net assets	$422,083,011

14	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($281,561,101 ÷ 9,090,232 shares)	$30.97
Class B ($27,148,800 ÷ 939,688 shares)[1]	$28.89
Class C ($58,154,585 ÷ 2,012,420 shares)[1]	$28.90
Class I ($55,114,478 ÷ 1,719,336 shares)	$32.06
Class R6 ($104,047 ÷ 3,245.7 shares)	$32.06

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$32.60

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,984,415
Interest	169,990
Securities lending	136,353
Less foreign taxes withheld	(18,421)

Total investment income	5,272,337

Expenses

Investment management fees (Note 4)	3,161,347
Distribution and service fees (Note 4)	1,631,774
Accounting and legal services fees (Note 4)	62,672
Transfer agent fees (Note 4)	720,843
Trustees’ fees (Note 4)	35,417
State registration fees	67,102
Printing and postage	23,581
Professional fees	43,694
Custodian fees	56,293
Registration and filing fees	25,555
Other	20,037

Total expenses	5,848,315
Less expense reductions (Note 4)	(51,776)

Net expenses	5,796,539

Net investment loss	(524,202)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	52,204,241
Investments in affiliated issuers	(7,126)

52,197,115
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(8,588,864)
Investments in affiliated issuers	(187)

(8,589,051)

Net realized and unrealized gain	43,608,064

Increase in net assets from operations	$43,083,862

16	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10
Increase (decrease) in net assets

From operations
Net investment loss	($524,202)	($621,187)
Net realized gain	52,197,115	54,257,437
Change in net unrealized appreciation (depreciation)	(8,589,051)	28,071,221

Increase in net assets resulting from operations	43,083,862	81,707,471

Distributions to shareholders
From net investment income
Class A	—	(383,932)
Class I	—	(68,376)

Total distributions	—	(452,308)

From Fund share transactions (Note 5)	(21,884,218)	(293,073,847)

Total increase (decrease)	21,199,644	(211,818,684)

Net assets

Beginning of year	400,883,367	612,702,051

End of year	$422,083,011	$400,883,367

Accumulated net investment loss	($37,586)	($31,329)

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$27.83	$23.89	$20.87	$28.80	$28.85	$28.44
Net investment income[2]	—[3]	—[4]	0.02	0.03	0.03	—[4]
Net realized and unrealized gain
(loss) on investments	3.14	3.96	3.30	(7.96)	1.04	0.41
Total from investment operations	3.14	3.96	3.32	(7.93)	1.07	0.41
Less distributions
From net investment income	—	(0.02)	(0.01)	—	—	—
From net realized gain	—	—	(0.29)	—	(1.12)	—
Total distributions	—	(0.02)	(0.30)	—	(1.12)	—
Net asset value, end of period	$30.97	$27.83	$23.89	$20.87	$28.80	$28.85
Total return (%)[5,6]	11.28	16.58	16.36	(27.53)[7]	3.67	1.44

Ratios and supplemental data

Net assets, end of period (in millions)	$282	$264	$480	$552	$1,022	$1,263
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.26	1.50	1.81[8]	1.38[9]	1.32	1.32
Expenses net of fee waivers	1.26	1.30	1.34[8]	1.30[9]	1.27	1.28
Expenses net of fee waivers and credits	1.26	1.30	1.33[8]	1.30[9]	1.27	1.28
Net investment income (loss)	(0.01)	0.01	0.10	0.13[9]	0.10	—[10]
Portfolio turnover (%)	50	33	37	58	27	34

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Annualized.
10 Less than 0.005%.

18	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$26.16	$22.60	$19.90	$27.64	$27.94	$27.75
Net investment loss[2]	(0.21)	(0.19)	(0.13)	(0.13)	(0.18)	(0.20)
Net realized and unrealized
gain (loss) on investments	2.94	3.75	3.12	(7.61)	1.00	0.39
Total from investment operations	2.73	3.56	2.99	(7.74)	0.82	0.19
Less distributions
From net realized gain	—	—	(0.29)	—	(1.12)	—
Net asset value, end of period	$28.89	$26.16	$22.60	$19.90	$27.64	$27.94
Total return (%)[3,4]	10.44	15.75	15.47	(28.00)[5]	2.90	0.68

Ratios and supplemental data

Net assets, end of period (in millions)	$27	$39	$47	$56	$107	$151
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.01	2.24	2.50[6]	2.13[7]	2.07	2.07
Expenses net of fee waivers	2.00	2.05	2.08[6]	2.05[7]	2.02	2.03
Expenses net of fee waivers and credits	2.00	2.05	2.07[6]	2.05[7]	2.02	2.03
Net investment loss	(0.75)	(0.75)	(0.65)	(0.63)[7]	(0.65)	(0.75)
Portfolio turnover (%)	50	33	37	58	27	34

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$26.16	$22.61	$19.90	$27.64	$27.94	$27.75
Net investment loss[2]	(0.21)	(0.19)	(0.12)	(0.13)	(0.18)	(0.20)
Net realized and unrealized
gain (loss) on investments	2.95	3.74	3.12	(7.61)	1.00	0.39
Total from investment operations	2.74	3.55	3.00	(7.74)	0.82	0.19
Less distributions
From net realized gain	—	—	(0.29)	—	(1.12)	—
Net asset value, end of period	$28.90	$26.16	$22.61	$19.90	$27.64	$27.94
Total return (%)[3,4]	10.47	15.70	15.53	(28.00)[5]	2.90	0.68

Ratios and supplemental data

Net assets, end of period (in millions)	$58	$60	$60	$62	$114	$186
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.01	2.23	2.51[6]	2.13[7]	2.07	2.07
Expenses net of fee waivers	2.01	2.05	2.08[6]	2.05[7]	2.02	2.03
Expenses net of fee waivers and credits	2.01	2.05	2.07[6]	2.05[7]	2.02	2.03
Net investment loss	(0.75)	(0.76)	(0.66)	(0.63)[7]	(0.65)	(0.75)
Portfolio turnover (%)	50	33	37	58	27	34

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	19

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$28.69	$24.55	$21.37	$29.38	$29.28	$28.74
Net investment income[2]	0.12	0.11	0.13	0.13	0.16	0.12
Net realized and unrealized gain
(loss) on investments	3.25	4.10	3.38	(8.14)	1.06	0.42
Total from investment operations	3.37	4.21	3.51	(8.01)	1.22	0.54
Less distributions
From net investment income	—	(0.07)	(0.04)	—	—	—
From net realized gain	—	—	(0.29)	—	(1.12)	—
Total distributions	—	(0.07)	(0.33)	—	(1.12)	—
Net asset value, end of period	$32.06	$28.69	$24.55	$21.37	$29.38	$29.28
Total return (%)[3]	11.75	17.15	16.94	(27.26)[4]	4.13	1.88

Ratios and supplemental data

Net assets, end of period (in millions)	$55	$37	$26	$51	$7	$18
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.90	0.93	0.96[5]	0.89[6]	0.88	0.87
Expenses net of fee waivers	0.85	0.85	0.84[5]	0.85[6]	0.84	0.84
Expenses net of fee waivers and credits	0.85	0.85	0.84[5]	0.85[6]	0.84	0.84
Net investment income	0.39	0.43	0.60	0.60[6]	0.54	0.43
Portfolio turnover (%)	50	33	37	58	27	34

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.

CLASS R6 SHARES Period ended	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$30.81
Net investment income[2]	0.03
Net realized and unrealized gain on investments	1.22
Total from investment operations	1.25
Net asset value, end of period	$32.06
Total return (%)[3]	4.06[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]
Expenses net of fee waivers	0.85[6]
Expenses net of fee waivers and credits	0.85[6]
Net investment income	0.66[6]
Portfolio turnover (%)	50[7]

1 Period from 9-1-11 (inception date) to 10-31-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

20	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT),

Annual report | U.S. Global Leaders Growth Fund	21

are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

22	U.S. Global Leaders Growth Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows:

	OCTOBER 31, 2011	OCTOBER 31, 2010

Ordinary Income	—	$452,308

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the components of distributable earnings on a tax basis included $13,944,021 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals and net operating losses.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | U.S. Global Leaders Growth Fund	23

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net assets; (b) 0.70% of the next $3,000,000,000 of the Fund’s average daily net assets; and (c) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

Effective September 21, 2011, the Adviser has terminated the voluntary agreement to reimburse certain fund expenses (excluding taxes, brokerage commissions, interest, litigation, extraordinary expenses, underlying fees, 12b-1 fees, transfer agent fees and class level expenses) that exceeded 0.82% of the Fund’s average net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30%, 2.05%, 2.05%, 0.85% and 0.85% for Class A, Class B, Class C, Class I and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commission, interest, litigation, extraordinary expenses, acquired fund fee expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until February 29, 2012 for Class A, Class B, Class C and Class I shares and February 28, 2013 for Class R6 shares. For the year ended October 31, 2011, the expense reductions related to the above agreements amounted to:

CLASS	EXPENSE REDUCTIONS

Class A	$18,170
Class B	3,301
Class C	4,475
Class I	25,825
Class R6	5
Total	$51,776

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended October 31, 2011 were equivalent to a net annual effective rate of 0.74% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

24	U.S. Global Leaders Growth Fund | Annual report

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $229,023 for the year ended October 31, 2011. Of this amount, $35,539 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $169,400 was paid as sales commissions to broker-dealers and $24,084 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $33,676 and $2,804, for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$694,716	$511,704
Class B	336,953	61,624
Class C	600,105	110,426
Class I	—	37,083
Class R6	—	6
Total	$1,631,774	$720,843

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Annual report | U.S. Global Leaders Growth Fund	25

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended October 31, 2011 and for the year ended October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,898,310	$57,679,238	3,483,957	$91,133,071
Distributions reinvested	—	—	13,785	361,572
Repurchased	(2,309,415)	(70,508,445)	(14,086,189)	(368,600,174)

Net decrease	(411,105)	($12,829,207)	(10,588,447)	($277,105,531)

Class B shares

Sold	128,128	$3,660,030	87,333	$2,151,938
Repurchased	(692,566)	(19,730,295)	(681,970)	(16,698,432)

Net decrease	(564,438)	($16,070,265)	(594,637)	($14,546,494)

Class C shares

Sold	226,787	$6,402,274	213,068	$5,240,330
Repurchased	(502,501)	(14,261,292)	(557,284)	(13,587,234)

Net decrease	(275,714)	($7,859,018)	(344,216)	($8,346,904)

Class I shares

Sold	1,330,217	$42,412,603	543,793	$14,860,415
Distributions reinvested	—	—	580	15,615
Repurchased	(908,501)	(27,638,331)	(299,858)	(7,950,948)

Net increase	421,716	$14,774,272	244,515	$6,925,082

Class R6 shares[1]

Sold	3,246	$100,000	—	—

Net increase	3,246	$100,000	—	—

Net decrease	(826,295)	($21,884,218)	(11,282,785)	($293,073,847)

1 Period from 9-1-11 (inception date) to 10-31-11.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $207,036,028 and $246,543,151, respectively, for the year ended October 31, 2011.

26	U.S. Global Leaders Growth Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and
Shareholders of John Hancock U.S. Global Leaders Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Global Leaders Growth Fund (the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

Annual report | U.S. Global Leaders Growth Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock U.S. Global Leaders Growth Fund (the Fund), a series of John Hancock Capital Series (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Sustainable Growth Advisers, LP (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

28	U.S. Global Leaders Growth Fund | Annual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Annual report | U.S. Global Leaders Growth Fund	29

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

US Global Leaders Growth Fund	12.16%	1.83%	2.12%	1.57%
Class A Shares
Large Growth Category Average	15.84%	–2.17%	3.07%	0.76%
S&P 500 TR	15.06%	–2.86%	2.29%	1.41%

The Board noted that the Fund had outperformed its Category’s average performance and its benchmark index’s performance over certain periods shown and had underperformed its Category’s average performance and its benchmark index’s performance for other periods shown. The Board was aware that the Fund’s investment style of investing in high quality, sustainable growth companies could result in its underperformance in relation to the Category average and benchmark index under certain market conditions.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

30	U.S. Global Leaders Growth Fund | Annual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was six basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.75%	0.69%
Gross Expense Ratio	1.50%	1.31%
Net Expense Ratio	1.30%	1.29%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 1.30% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until February 29, 2012. The Board favorably considered the impact of this contractual agreement towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which has had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this

Annual report | U.S. Global Leaders Growth Fund	31

reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	U.S. Global Leaders Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2005	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2005	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	2004	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | U.S. Global Leaders Growth Fund	33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2002	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2002	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

34	U.S. Global Leaders Growth Fund | Annual report

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | U.S. Global Leaders Growth Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

36	U.S. Global Leaders Growth Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	Sustainable Growth Advisers, LP
Charles L. Ladner,* Vice Chairman
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore*
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | U.S. Global Leaders Growth Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	2600A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund

Annual Report
10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A2	–3.47	–7.70	3.06	—	–3.47	–33.00	35.24	—

Class B	–4.16	–7.75	—	3.55	–4.16	–33.19	—	36.69

Class C	–0.09	–7.44	—	3.46	–0.09	–32.05	—	35.71

Class i3	1.98	–6.39	—	4.65	1.98	–28.11	—	50.36

Class R1[3,4]	1.21	–7.05	3.28	—	1.21	–30.62	38.13	—

Class R3[3,4]	1.41	–7.04	3.27	—	1.41	–30.58	37.93	—

Class R4[3,4]	1.77	–6.76	3.58	—	1.77	–29.54	42.11	—

Class R5[3,4]	2.07	–6.48	3.89	—	2.07	–28.47	46.44	—

Class R6[3,4]	2.01	–6.36	4.02	—	2.01	–28.02	48.31	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-29-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6
Net (%)	1.33	2.08	2.08	0.92	1.65	1.42	1.17	0.92	0.90
Gross (%)	1.34	2.09	2.09	0.92	1.65	1.42	1.17	0.92	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Classic Value Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	11-11-02	$13,669	$13,669	$17,614

Class C5	11-11-02	13,571	13,571	17,614

Class I3	11-11-02	15,036	15,036	17,614

Class R1[3,4]	10-31-01	13,813	13,813	15,637

Class R3[3,4]	10-31-01	13,793	13,793	15,637

Class R4[3,4]	10-31-01	14,211	14,211	15,637

Class R5[3,4]	10-31-01	14,644	14,644	15,637

Class R6[3,4]	10-31-01	14,831	14,831	15,637

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 11-11-02.

2 Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A shares of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 6-24-96 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1 shares is 8-5-03; the inception date for Class R3, Class R4 and Class R5 shares is 5-22-09; the inception date for Class R6 shares is 9-1-11. Returns prior to those dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

5 No contingent deferred sales charge is applicable.

Annual report | Classic Value Fund	7

Management’s discussion of
Fund performance

By Pzena investment Management, LLC

Despite some dramatic swings in market sentiment, the U.S. stock market advanced for the 12 months ended October 31, 2011. Stocks enjoyed a strong rally during the first six months of the period as improving economic conditions and healthy earnings growth boosted investor confidence. However, after reaching its highest point in nearly three years, the equity market reversed course during the summer months as renewed concerns about sovereign debt problems in Europe, federal deficit issues in the U.S. and slowing global economic activity weighed on investor confidence. Stocks finished the period on a positive note, rebounding sharply in October amid better economic data and possible progress toward a solution to the debt problems in Greece and elsewhere in Europe.

For the year ended October 31, 2011, John Hancock Classic Value Fund’s Class A shares posted a total return of 1.59% at net asset value, trailing the 6.16% return of the Fund’s benchmark, the Russell 1000 Value Index, and the 5.07% return of the average large value fund, according to Morningstar, Inc. The Fund’s holdings in the information technology and financials sectors were the biggest reasons for its underperformance of its benchmark index. The most notable underperformers included diversified technology firm Hewlett-Packard Company, Swiss financial services firm UBS AG and investment bank Morgan Stanley. On the positive side, the Fund’s health care and energy stocks generated strong returns on both an absolute and relative basis. The top contributors included health insurer Aetna Corp. and orthopedic products maker Zimmer Holdings, Inc. in the health care sector, and oil refiner Valero Energy Corp. and diversified energy producer Exxon Mobil Corp. in the energy sector. We eliminated a number of the Fund’s holdings in the energy and health care sectors after a strong period of performance, including Aetna, Zimmer Holdings and Valero. As the economy slowed over the last six months of the period, we increasingly found opportunities among economically sensitive companies.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

8	Classic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[1]

Class A	$1,000.00	$877.70	$6.11

Class B	1,000.00	874.30	9.64

Class C	1,000.00	874.80	9.64

Class I	1,000.00	879.60	4.45

Class R1	1,000.00	876.30	7.57

Class R3	1,000.00	877.10	6.91

Class R4	1,000.00	878.00	5.35

Class R5	1,000.00	879.70	4.26

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 10-31-11	period ended 10-31-11[2]

Class R6	$1,000.00	$1,035.80	$1.48

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[3]

Class A	$1,000.00	$1,018.70	$6.56

Class B	1,000.00	1,014.90	10.36

Class C	1,000.00	1,014.90	10.36

Class I	1,000.00	1,020.50	4.79

Class R1	1,000.00	1,017.10	8.13

Class R3	1,000.00	1,017.80	7.43

Class R4	1,000.00	1,019.50	5.75

Class R5	1,000.00	1,020.70	4.58

Class R6	1,000.00	1,020.80	4.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04%, 0.94%, 1.60%, 1.46%, 1.13% and 0.90% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class R6 shares multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Classic Value Fund | Annual report

Portfolio summary

Top 10 Holdings (37.3% of Net Assets on 10-31-11)[1,2]

Hewlett-Packard Company	5.1%	Omnicom Group, Inc.	3.5%

BP PLC	3.9%	Abbott Laboratories	3.5%

Royal Dutch Shell PLC	3.9%	Exxon Mobil Corp.	3.5%

Staples, Inc.	3.7%	Northrop Grumman Corp.	3.4%

The Allstate Corp.	3.5%	PPG Industries, Inc.	3.3%

Sector Composition[1,3]

Financials	35%	Materials	5%

Information Technology	17%	Utilities	4%

Energy	12%	Health Care	3%

Consumer Discretionary	11%	Consumer Staples	3%

Industrials	9%	Short-Term Investments & Other	1%

1 As a percentage of net assets on 10-31-11.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Annual report | Classic Value Fund	11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 99.44%	$1,544,651,882

(Cost $1,628,871,723)

Consumer Discretionary 10.73%		166,587,545

Diversified Consumer Services 1.43%

Apollo Group, Inc., Class A (I)(L)	467,875	22,153,878

Media 3.51%

Omnicom Group, Inc. (L)	1,224,600	54,470,208

Multiline Retail 2.06%

J.C. Penney Company, Inc. (L)	996,358	31,963,165

Specialty Retail 3.73%

Staples, Inc.	3,877,025	58,000,294

Consumer Staples 3.44%		53,466,423

Beverages 3.05%

Molson Coors Brewing Company, Class B	1,118,287	47,348,272

Personal Products 0.39%

Avon Products, Inc. (L)	334,691	6,118,151

Energy 11.84%		183,939,328

Oil, Gas & Consumable Fuels 11.84%

BP PLC, ADR	1,386,817	61,269,575

Exxon Mobil Corp.	688,723	53,782,379

Royal Dutch Shell PLC, ADR (L)	859,488	60,946,294

Royal Dutch Shell PLC, ADR, Class B (L)	110,600	7,941,080

Financials 34.59%		537,316,249

Capital Markets 11.52%

Franklin Resources, Inc. (L)	368,400	39,282,492

Morgan Stanley	1,792,950	31,627,638

State Street Corp.	882,810	35,656,696

The Goldman Sachs Group, Inc.	292,050	31,994,078

UBS AG (I)(L)	3,199,304	40,375,216

Commercial Banks 2.09%

PNC Financial Services Group, Inc.	603,178	32,396,690

Diversified Financial Services 7.01%

Bank of America Corp.	3,415,900	23,330,597

Citigroup, Inc.	1,367,467	43,198,283

JPMorgan Chase & Company	1,219,825	42,401,117

12	Classic Value Fund | Annual report	See notes to financial statements

		Shares	Value
Insurance 13.97%

ACE, Ltd. (L)		451,821	$32,598,885

American International Group, Inc. (I)(L)		1,336,545	32,999,296

Axis Capital Holdings, Ltd.		1,152,135	36,119,432

Fidelity National Financial, Inc., Class A (L)		1,757,708	27,139,012

MetLife, Inc.		942,875	33,151,485

The Allstate Corp.		2,089,800	55,045,332

Health Care 3.47%			53,849,799

Pharmaceuticals 3.47%

Abbott Laboratories		999,625	53,849,799

Industrials 9.21%			143,112,930

Aerospace & Defense 6.76%

Huntington Ingalls Industries, Inc. (I)(L)		221,563	6,536,109

L-3 Communications Holdings, Inc.		680,423	46,119,071

Northrop Grumman Corp. (L)		907,182	52,389,761

Building Products 2.45%

Fortune Brands Home & Security, Inc. (I)		517,069	7,513,013

Masco Corp. (L)		3,182,810	30,554,976

Information Technology 17.09%			265,532,908

Computers & Peripherals 7.12%

Dell, Inc. (I)(L)		1,984,885	31,381,032

Hewlett-Packard Company		2,975,629	79,181,488

Electronic Equipment, Instruments & Components 2.31%

TE Connectivity, Ltd.		1,011,536	35,960,105

IT Services 2.99%

Computer Sciences Corp. (L)		1,475,525	46,420,017

Software 4.67%

CA, Inc. (L)		2,045,055	44,295,891

Microsoft Corp.		1,062,500	28,294,375

Materials 5.19%			80,604,161

Chemicals 5.19%

PPG Industries, Inc. (L)		593,131	51,252,450

The Sherwin-Williams Company		354,875	29,351,711

Utilities 3.88%			60,242,539

Electric Utilities 3.88%

Edison International		553,475	22,471,085

Entergy Corp. (L)		546,067	37,771,454

	Yield (%)	Shares	Value
Securities Lending Collateral 12.31%			$191,215,332

(Cost $191,177,590)

John Hancock Collateral Investment Trust (W)	0.2824 (Y)	19,109,303	191,215,332

See notes to financial statements	Annual report | Classic Value Fund	13

	Par value	Value
Short-Term Investments 0.63%		$9,807,000

(Cost $9,807,000)

Repurchase Agreement 0.63%		9,807,000

Repurchase Agreement with State Street Corp. dated 10-31-11 at 0.010%
to be repurchased at $9,807,003 on 11-1-11, collateralized by $9,330,000
Federal Home Loan Mortgage Corp., 4.000% due 6-12-13 (valued at
$10,006,425, including interest)	$9,807,000	9,807,000

Total investments (Cost $1,829,856,313)† 112.38%	$1,745,674,214

Other assets and liabilities, net (12.38%)		($192,335,325)

Total net assets 100.00%	$1,553,338,889

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,897,938,148. Net unrealized depreciation aggregated $152,263,934, of which $156,113,305 related to appreciated investment securities and $308,377,239 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 10-31-11:

United States	81%
Switzerland	7%
Netherlands	5%
United Kingdom	4%
Bermuda	2%
Short-Term Investments & Other	1%

14	Classic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,638,678,723)
including $181,473,983 of securities loaned (Note 2)	$1,554,458,882
Investments in affiliated issuers, at value (Cost $191,177,590) (Note 2)	191,215,332

Total investments, at value (Cost $1,829,856,313)	1,745,674,214
Cash	318
Receivable for investments sold	5,006,488
Receivable for fund shares sold	1,420,739
Dividends and interest receivable	1,252,091
Receivable for securities lending income	36,780
Other receivables and prepaid expenses	238,853

Total assets	1,753,629,483

Liabilities

Payable for investments purchased	4,437,318
Payable for fund shares repurchased	2,651,370
Payable upon return of securities loaned (Note 2)	191,221,650
Payable to affiliates
Accounting and legal services fees	25,008
Transfer agent fees	191,168
Distribution and service fees	231,988
Trustees’ fees	177,768
Management fees	981,891
Other liabilities and accrued expenses	372,433

Total liabilities	200,290,594

Net assets

Paid-in capital	$3,874,921,096
Undistributed net investment income	13,793,736
Accumulated net realized loss on investments	(2,251,193,844)
Net unrealized appreciation (depreciation) on investments	(84,182,099)

Net assets	$1,553,338,889

See notes to financial statements	Annual report | Classic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($556,838,476 ÷ 35,101,522 shares)	$15.86
Class B ($41,449,999 ÷ 2,660,345 shares)[1]	$15.58
Class C ($100,646,347 ÷ 6,461,992 shares)[1]	$15.58
Class I ($848,758,917 ÷ 53,292,490 shares)	$15.93
Class R1 ($5,390,945 ÷ 339,607 shares)	$15.87
Class R3 ($73,767 ÷ 4,656 shares)	$15.84
Class R4 ($35,375 ÷ 2,224.2 shares)	$15.90
Class R5 ($41,463 ÷ 2,602 shares)	$15.94
Class R6 ($103,600 ÷ 6,502 shares)	$15.93

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.69

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Classic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$36,600,433
Securities lending	503,326
Interest	149,641
Less foreign taxes withheld	(108,295)

Total investment income	37,145,105

Expenses

Investment management fees (Note 4)	15,540,702
Distribution and service fees (Note 4)	3,730,814
Accounting and legal services fees (Note 4)	296,557
Transfer agent fees (Note 4)	2,424,794
Trustees’ fees (Note 4)	170,119
State registration fees	155,336
Printing and postage	351,093
Professional fees	109,579
Custodian fees	351,124
Registration and filing fees	30,885
Other	73,051

Total expenses	23,234,054

Net investment income	13,911,051

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	242,369,162
Investments in affiliated issuers	(69,919)

242,299,243
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(197,307,776)
Investments in affiliated issuers	11,274

(197,296,502)

Net realized and unrealized gain	45,002,741

Increase in net assets from operations	$58,913,792

See notes to financial statements	Annual report | Classic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$13,911,051	$12,222,304
Net realized gain	242,299,243	27,967,674
Change in net unrealized appreciation (depreciation)	(197,296,502)	272,947,960

Increase in net assets resulting from operations	58,913,792	313,137,938

Distributions to shareholders
From net investment income
Class A	(1,563,501)	(12,617,757)
Class B	—	(117,216)
Class C	—	(273,577)
Class I	(5,452,507)	(7,116,016)
Class R1	—	(32,321)
Class R3	—	(148)
Class R4	(37)	(228)
Class R5	(134)	(308)

Total distributions	(7,016,179)	(20,157,571)

From Fund share transactions (Note 5)	(621,226,839)	(577,874,641)

Total decrease	(569,329,226)	(284,894,274)

Net assets

Beginning of year	2,122,668,115	2,407,562,389

End of year	$1,553,338,889	$2,122,668,115

Undistributed net investment income	$13,793,736	$6,898,864

18	Classic Value Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$15.64	$13.77	$12.38	$21.53	$27.67	$24.64
Net investment income[2]	0.10	0.07	0.14	0.25	0.34	0.23
Net realized and unrealized gain (loss)
on investments	0.15	1.91	2.02	(9.40)	(4.24)	3.84
Total from investment operations	0.25	1.98	2.16	(9.15)	(3.90)	4.07
Less distributions
From net investment income	(0.03)	(0.11)	(0.34)	—	(0.41)	(0.19)
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.03)	(0.11)	(0.77)	—	(2.24)	(1.04)
Net asset value, end of year	$15.86	$15.64	$13.77	$12.38	$21.53	$27.67
Total return (%)[3]	1.59	14.48[4]	19.84[4]	(42.50)[4,5]	(14.20)	16.54

Ratios and supplemental data

Net assets, end of year (in millions)	$557	$931	$1,544	$1,711	$4,000	$5,987
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.30	1.41	1.60[7]	1.38[6]	1.28	1.30
Expenses net of fee waivers	1.30	1.33	1.33[7]	1.32[6]	1.28	1.30
Expenses net of fee waivers
and credits	1.30	1.33	1.33[7]	1.32[6]	1.28	1.30
Net investment income	0.59	0.47	1.27	1.61[6]	1.22	0.89
Portfolio turnover (%)	37	55	47	30	35	20

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Classic Value Fund	19

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$15.45	$13.62	$12.19	$21.34	$27.40	$24.42
Net investment income (loss)[2]	(0.03)	(0.04)	0.06	0.13	0.13	0.04
Net realized and unrealized gain (loss)
on investments	0.16	1.89	2.01	(9.28)	(4.16)	3.79
Total from investment operations	0.13	1.85	2.07	(9.15)	(4.03)	3.83
Less distributions
From net investment income	—	(0.02)	(0.21)	—	(0.20)	—
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	—	(0.02)	(0.64)	—	(2.03)	(0.85)
Net asset value, end of year	$15.58	$15.45	$13.62	$12.19	$21.34	$27.40
Total return (%)[3]	0.84	13.63[4]	18.94[4]	(42.88)[4,5]	(14.80)	15.68

Ratios and supplemental data

Net assets, end of year (in millions)	$41	$57	$66	$79	$208	$332
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.05	2.16	2.35[7]	2.13[6]	2.03	2.01
Expenses net of fee waivers	2.05	2.08	2.08[7]	2.07[6]	2.03	2.01
Expenses net of fee waivers
and credits	2.05	2.08	2.08[7]	2.06[6]	2.03	2.01
Net investment income (loss)	(0.16)	(0.29)	0.54	0.86[6]	0.46	0.17
Portfolio turnover (%)	37	55	47	30	35	20

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Classic Value Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$15.44	$13.61	$12.18	$21.33	$27.39	$24.42
Net investment income (loss)[2]	(0.03)	(0.04)	0.06	0.13	0.13	0.03
Net realized and unrealized gain (loss)
on investments	0.17	1.89	2.01	(9.28)	(4.16)	3.79
Total from investment operations	0.14	1.85	2.07	(9.15)	(4.03)	3.82
Less distributions
From net investment income	—	(0.02)	(0.21)	—	(0.20)	—
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	—	(0.02)	(0.64)	—	(2.03)	(0.85)
Net asset value, end of year	$15.58	$15.44	$13.61	$12.18	$21.33	$27.39
Total return (%)[3]	0.91	13.64[4]	18.95[4]	(42.90)[4,5]	(14.80)	15.64

Ratios and supplemental data

Net assets, end of year (in millions)	$101	$132	$155	$202	$612	$1,132
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.05	2.16	2.34[7]	2.13[6]	2.03	2.05
Expenses net of fee waivers	2.05	2.08	2.08[7]	2.07[6]	2.03	2.05
Expenses net of fee waivers
and credits	2.05	2.08	2.08[7]	2.07[6]	2.03	2.05
Net investment income (loss)	(0.16)	(0.29)	0.57	0.85[6]	0.46	0.13
Portfolio turnover (%)	37	55	47	30	35	20

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Classic Value Fund	21

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$15.70	$13.81	$12.44	$21.57	$27.73	$24.69
Net investment income[2]	0.16	0.12	0.19	0.30	0.45	0.34
Net realized and unrealized gain (loss)
on investments	0.15	1.93	2.02	(9.43)	(4.26)	3.86
Total from investment operations	0.31	2.05	2.21	(9.13)	(3.81)	4.20
Less distributions
From net investment income	(0.08)	(0.16)	(0.41)	—	(0.52)	(0.31)
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	(0.08)	(0.16)	(0.84)	—	(2.35)	(1.16)
Net asset value, end of year	$15.93	$15.70	$13.81	$12.44	$21.57	$27.73
Total return (%)	1.98	14.95	20.32[4]	(42.33)[3,4]	(13.86)[4]	17.01[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$849	$994	$636	$664	$1,155	$1,567
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.94	0.92	1.03[6]	0.96[5]	0.92	0.94
Expenses net of fee waivers	0.94	0.92	0.95[6]	0.94[5]	0.88	0.89
Expenses net of fee waivers
and credits	0.94	0.92	0.95[6]	0.94[5]	0.88	0.89
Net investment income	0.95	0.83	1.65	1.99[5]	1.61	1.30
Portfolio turnover (%)	37	55	47	30	35	20

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

22	Classic Value Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$15.68	$13.77	$12.35	$21.55	$27.67	$24.63
Net investment income[2]	0.04	0.05	0.11	0.19	0.23	0.13
Net realized and unrealized gain (loss)
on investments	0.15	1.92	2.02	(9.39)	(4.21)	3.85
Total from investment operations	0.19	1.97	2.13	(9.20)	(3.98)	3.98
Less distributions
From net investment income	—	(0.06)	(0.28)	—	(0.31)	(0.09)
From net realized gain	—	—	(0.43)	—	(1.83)	(0.85)
Total distributions	—	(0.06)	(0.71)	—	(2.14)	(0.94)
Net asset value, end of year	$15.87	$15.68	$13.77	$12.35	$21.55	$27.67
Total return (%)	1.21	14.08	19.40[3]	(42.69)[3,4]	(14.49)	16.15

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$7	$7	$9	$22	$29
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.64	1.48[7]	1.75[6]	1.68[5]	1.64	1.68
Expenses net of fee waivers	1.64	1.48[7]	1.67[6]	1.66[5]	1.64	1.68
Expenses net of fee waivers
and credits	1.64	1.48[7]	1.67[6]	1.66[5]	1.64	1.68
Net investment income	0.24	0.30	1.01	1.26[5]	0.85	0.51
Portfolio turnover (%)	37	55	47	30	35	20

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Includes the impact of a revision of 0.25% related to certain expense accruals. Without this adjustment, net investment income and total return for the year ended 10-31-10 would have been lower.

CLASS R3 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of year	$15.62	$13.76	$11.24
Net investment income (loss)[2]	0.07	—[3]	—[4]
Net realized and unrealized gain on investments	0.15	1.93	2.52
Total from investment operations	0.22	1.93	2.52
Less distributions
From net investment income	—	(0.07)	—
Total distributions	—	(0.07)	—
Net asset value, end of year	$15.84	$15.62	$13.76
Total return (%)	1.41	14.04[5]	22.42[5,6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	2.76	3.33[8]
Expenses net of fee waivers	1.48	1.73	1.73[8]
Expenses net of fee waivers and credits	1.48	1.73	1.73[8]
Net investment income (loss)	0.44	0.02	(0.04)[8]
Portfolio turnover (%)	37	55	47

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Annual report | Classic Value Fund	23

CLASS R4 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of year	$15.64	$13.77	$11.24
Net investment income[2]	0.13	0.05	0.02
Net realized and unrealized gain on investments	0.15	1.92	2.51
Total from investment operations	0.28	1.97	2.53
Less distributions
From net investment income	(0.02)	(0.10)	—
Total distributions	(0.02)	(0.10)	—
Net asset value, end of year	$15.90	$15.64	$13.77
Total return (%)	1.77	14.38[3]	22.51[3,4]

Ratios and supplemental data

Net assets, end of year (in millons)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	2.87	3.08[6]
Expenses net of fee waivers	1.15	1.43	1.43[6]
Expenses net of fee waivers and credits	1.15	1.43	1.43[6]
Net investment income	0.76	0.34	0.26[6]
Portfolio turnover (%)	37	55	47

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R5 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of year	$15.67	$13.79	$11.24
Net investment income[2]	0.17	0.09	0.03
Net realized and unrealized gain on investments	0.15	1.93	2.52
Total from investment operations	0.32	2.02	2.55
Less distributions
From net investment income	(0.05)	(0.14)	—
Total distributions	(0.05)	(0.14)	—
Net asset value, end of year	$15.94	$15.67	$13.79
Total return (%)	2.07	14.72[3]	22.69[3,4]

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	2.64	2.84[6]
Expenses net of fee waivers	0.90	1.13	1.13[6]
Expenses net of fee waivers and credits	0.90	1.13	1.13[6]
Net investment income	1.02	0.63	0.56[6]
Portfolio turnover (%)	37	55	47

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

24	Classic Value Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$15.38
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.53
Total from investment operations	0.55
Net asset value, end of period	$15.93
Total return (%)	3.58[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]
Expenses net of fee waivers	0.87[5]
Expenses net of fee waivers and credits	0.87[5]
Net investment income	0.90[5]
Portfolio turnover (%)	37[6]

1 Period from 9-1-11 (inception date) to 10-31-11.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | Classic Value Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock Classic Value Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Under certain circumstances, Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by

26	Classic Value Fund | Annual report

the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the line of credit.

Annual report | Classic Value Fund	27

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $2,183,112,009 available to offset future net realized capital gains as of October 31, 2011. The loss carryforward expires as follows: October 31, 2016 — $703,900,347 and October 31, 2017 — $1,479,211,662.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows:

	OCTOBER 31, 2011	OCTOBER 31, 2010

Ordinary Income	$7,016,179	$20,157,571

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the components of distributable earnings on a tax basis included $13,911,402 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

28	Classic Value Fund | Annual report

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000; and (c) 0.77% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2011, were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.33%, 2.08%, 2.08%, 0.94%, 1.83%, 1.73%, 1.43%, 1.13% and 0.92% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until February 29, 2012 for all shares, except Class R6 shares, which will continue in effect until February 28, 2013.

For the year ended October 31, 2011, there were no fee waivers and/or expense reimbursements regarding this agreement.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Annual report | Classic Value Fund	29

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services.

The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $172,192 for the year ended October 31, 2011. Of this amount, $22,540 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $141,435 was paid as sales commissions to broker-dealers and $8,217 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $73,577 and $4,890 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

30	Classic Value Fund | Annual report

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,931,099	$1,404,561
Class B	525,362	95,870
Class C	1,225,606	223,890
Class I	—	698,284
Class R1	48,255	2,134
Class R3	397	23
Class R4	92	12
Class R5	3	14
Class R6	—	6
Total	$3,730,814	$2,424,794

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended October 31, 2011 and for the year ended October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,400,968	$74,009,887	22,908,771	$338,530,032
Distributions reinvested	79,819	1,321,803	789,344	11,429,640
Repurchased	(28,926,457)	(468,803,434)	(76,266,881)	(1,140,453,961)

Net decrease	(24,445,670)	($393,471,744)	(52,568,766)	($790,494,289)

Class B shares

Sold	97,396	$1,612,210	138,254	$2,037,987
Distributions reinvested	—	—	6,596	94,917
Repurchased	(1,141,744)	(18,651,870)	(1,258,824)	(18,585,481)

Net decrease	(1,044,348)	($17,039,660)	(1,113,974)	($16,452,577)

Class C shares

Sold	398,354	$6,583,166	512,243	$7,620,193
Distributions reinvested	—	—	13,992	201,344
Repurchased	(2,494,280)	(40,909,335)	(3,330,921)	(48,804,227)

Net decrease	(2,095,926)	($34,326,169)	(2,804,686)	($40,982,690)

Class I shares

Sold	31,023,421	$495,570,608	37,873,246	$574,858,106
Distributions reinvested	272,964	4,523,018	356,767	5,165,988
Repurchased	(41,356,231)	(674,551,315)	(20,981,773)	(309,316,082)

Net increase (decrease)	(10,059,846)	($174,457,689)	17,248,240	$270,708,012

Annual report | Classic Value Fund	31

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	118,890	$1,974,324	110,299	$1,644,934
Distributions reinvested	—	—	1,778	25,815
Repurchased	(239,488)	(4,024,331)	(158,647)	(2,350,026)

Net decrease	(120,598)	($2,050,007)	(46,570)	($679,277)

Class R3 shares

Sold	885	$14,574	1,547	$23,877

Net increase	885	$14,574	1,547	$23,877

Class R5 shares

Sold	256	$4,365	156	$2,303
Repurchased	(34)	(509)	—	—

Net increase	222	$3,856	156	$2,303

Class R6 Shares[1]

Sold	6,502	$100,000	—	—

Net increase	6,502	$100,000	—	—

Net decrease	(37,758,779)	($621,226,839)	(39,284,053)	($577,874,641)

1 Period from 9-1-11 (inception date) to 10-31-11.

Class R4 had no Fund share transactions for the years ended October 31, 2011 and October 31, 2010.

Affiliates of the Fund owned 48%, 100%, 86% and 100% of shares of beneficial interest of Class R3, Class R4, Class R5 and Class R6, respectively, on October 31, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $725,229,337 and $1,332,137,435, respectively, for the year ended October 31, 2011.

32	Classic Value Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and
Shareholders of John Hancock Classic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Fund (the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

Annual report | Classic Value Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year end October 31, 2011.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2011, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Eligible shareholders will be mailed a 2011 Form 1099-DIV in early 2012. This Form will reflect the tax character of all distributions for calendar year 2011.

34	Classic Value Fund | Annual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Classic Value Fund (the Fund), a series of John Hancock Capital Series (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Pzena Investment Management, LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Annual report | Classic Value Fund	35

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

36	Classic Value Fund | Annual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Classic Value Fund – Class A Shares	16.06%	–5.56%	–3.38%	4.21%
Large Value Category Average	13.75%	–3.55%	1.57%	3.38%
Russell 1000 Value TR Index	15.51%	–4.42%	1.28%	3.26%

The Board noted that the Fund had outperformed its Category’s average performance and its benchmark index’s performance over certain periods shown and had underperformed its Category’s average performance and its benchmark index’s performance for other periods shown. The Board was aware that the Subadviser’s deep value investment style may at times result in underperformance in relation to other value-oriented funds and the index. The Board noted the recent performance improvement which the Board would continue to monitor.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

Annual report | Classic Value Fund	37

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was twenty-one basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.79%	0.58%
Gross Expense Ratio	1.41%	1.12%
Net Expense Ratio	1.33%	1.12%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.33% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until February 29, 2012. The Board favorably considered the impact of this contractual agreement towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which had resulted in a lowering of the Fund’s expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this

38	Classic Value Fund | Annual report

reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Annual report | Classic Value Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2005	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2005	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	2004	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

40	Classic Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2002	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2002	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Classic Value Fund	41

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

42	Classic Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Classic Value Fund	43

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	Pzena Investment Management, LLC
Charles L. Ladner,* Vice Chairman
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore*
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Classic Value Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	3800A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $52,563 for the fiscal year ended October 31, 2011 (itemized as follows: John Hancock Classic Value Fund - $26,857 and John Hancock U.S. Global Leaders Growth Fund - $25,706) and $50,062 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Classic Value Fund - $25,580 and John Hancock U.S. Global Leaders Growth Fund - $24,482). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended October 31, 2011 amounted to $4,476 (itemized as follows: John Hancock Classic Value Fund - $2,238 and John Hancock U.S. Global Leaders Growth Fund - $2,238) and $694 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Classic Value Fund - $347 and John Hancock U.S. Global Leaders Growth Fund - $347) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $6,940 for the fiscal year ended October 31, 2011 (itemized as follows: John Hancock Classic Value Fund - $3,352 and John Hancock U.S. Global Leaders Growth Fund - $3,588) and $6,610 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Classic Value Fund - $3,193 and John Hancock U.S. Global Leaders Growth Fund - $3,417). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2011 amounted to $410 (itemized as follows: John Hancock Classic Value Fund - $205 and John Hancock U.S. Global Leaders Growth Fund -$205) and $40 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Classic Value Fund - $20 and John Hancock U.S. Global Leaders Growth Fund - $20) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,679,128 for the fiscal year ended October 31, 2011 and $3,070,439 for the fiscal period ended October 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	December 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	December 13, 2011

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	December 13, 2011